Issued capital (Tables)	3 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Issued Capital

	Consolidated
	30 Sep 2024	30 Jun 2024	30 Sep 2024	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	197,129,482	186,367,686	1,843,183	1,764,289

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		9,138,867	75,502
Share based payment - Vested shares		1,622,929	5,749
Capital raise costs		-	(2,357)

Closing balance as at	30 September, 2024	197,129,482	1,843,183